Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

		Owned Assets					Right-of- use lease assets
(millions)		Network assets	Buildings and leasehold improvements	Computer equipment, furniture, and other	Assets under construction	Total	Buildings	Total
At cost
As at January 1, 2022		$48	$119	$231	$26	$424	$317	$741
Additions		1	8	22	61	92	87	179
Additions from acquisition		—	2	1	—	3	2	5
Dispositions, retirements and other		(1)	(8)	(15)	—	(24)	(11)	(35)
Transfers		3	22	27	(52)	—	—	—
Foreign exchange		(2)	(5)	(9)	(2)	(18)	(10)	(28)
As at December 31, 2022		$49	$138	$257	$33	$477	$385	$862
Additions		3	3	19	54	79	92	171
Additions from acquisition	14(c)	—	10	5	—	15	19	34
Dispositions, retirements and other		—	(1)	(9)	—	(10)	(13)	(23)
Transfers		7	8	35	(50)	—	—	—
Foreign exchange		—	1	1	—	2	4	6
As at December 31, 2023		$59	$159	$308	$37	$563	$487	$1,050
Accumulated depreciation
As at January 1, 2022		$26	$45	$138	$—	$209	$127	336
Depreciation		7	17	43	—	67	57	124
Dispositions, retirements and other		(1)	(8)	(15)	—	(24)	(11)	(35)
Foreign exchange		(1)	(1)	(6)	—	(8)	(4)	(12)
As at December 31, 2022		$31	$53	$160	$—	$244	$169	$413
Depreciation		8	22	46	—	76	65	141
Dispositions, retirements and other		—	(1)	(9)	—	(10)	(13)	(23)
Foreign exchange		—	1	—	—	1	1	2
As at December 31, 2023		$39	$75	$197	$—	$311	$222	$533
Net Book Value
As at December 31, 2022		$18	$85	$97	$33	$233	$216	$449
As at December 31, 2023		$20	$84	$111	$37	$252	$265	$517